UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6663

SB ADJUSTABLE RATE INCOME FUND

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: February 28, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS

SB ADJUSTABLE RATE INCOME FUND

FORM N-Q

FEBRUARY 28, 2005

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
ADJUSTABLE-RATE SECURITIES - 91.6%
ASSET-BACKED SECURITIES - 21.1%
$11,600,000	AAA	Advanta Business Card Master Trust, Series 2003-B, Class A, 2.948% due 12/22/08 (b)	$11,629,038
699,809	AAA	Ameriquest Mortgage Securities Inc., Series 2001-1, Class A, 2.940% due 6/25/31	700,338
		Amortizing Residential Collateral Trust:
10,000,000	AA	Series 2002-BC4, Class M1, 3.350% due 7/25/32	10,043,366
1,738,191	AAA	Series 2002-BC6, Class A2, 3.000% due 8/25/32	1,742,378
2,775,468	AAA	Asset Backed Securities Corp. Home Equity Loan Trust,
		Series 2003-HE3, Class A2, 3.160% due 6/15/33	2,778,162
		Bayview Financial Acquisition Trust:
4,250,000	AAA	Series 2001-CA, Class A1, 3.020% due 8/25/36 (c)	4,253,696
12,500,000	Aaa*	Series 2002-BA, Class A2, 3.300% due 3/25/35 (b)(c)	12,508,158
4,975,024	AA	Series 2003-BA, Class M1, 4.150% due 4/25/33 (c)	4,990,158
5,713,804	AAA	Series 2003-E, Class A, 3.170% due 10/28/34	5,736,086
		Bear Stearns Asset-Backed Securities Trust:
5,619,541	AAA	Series 2003-1, Class A1, 3.150% due 11/25/42	5,628,706
5,331,108	AAA	Series 2003-SD1, Class A, 3.100% due 12/25/33	5,351,153
5,895,110	AAA	Series 2003-SD3, Class A, 3.130% due 12/25/42	5,906,408
		Business Loan Express, Class A:
473,068	NR	Series 1998-1, 4.500% due 1/15/25 (c)	462,417
5,561,384	Aaa*	Series 2001-2A, 3.230% due 1/25/28 (c)	5,581,644
3,301,768	Aaa*	Series 2002-1A, 3.200% due 7/25/28 (c)	3,310,007
3,253,084	AAA	Series 2002-AA, 3.300% due 6/25/28 (c)	3,275,983
12,970,163	AAA	Series 2003-AA, 3.540% due 5/15/29 (b)(c)	13,188,025
1,284,562	AAA	Cendant Mortgage Corp., Series 2003-A, Class A3, 3.200% due 7/25/43 (c)	1,289,363
1,800,000	AAA	Circuit City Credit Card Master Trust, Series 2003-2, Class A, 3.020% due 4/15/11	1,807,116
3,138,911	AAA	Countrywide Asset-Backed Certificates, Series 2002-6, Class AV1, 3.080% due 5/25/33	3,148,212
4,041,249	AAA	Credit Based Asset Servicing and Securitization, Series 2003-RP1, Class A, 3.200% due 3/25/33 (c)	4,057,524
1,370,048	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 3.110% due 8/25/32	1,376,422
		First North American National Bank, Class A:
4,500,000	AAA	Series 2002-A, 2.910% due 7/16/11	4,516,174
5,200,000	AAA	Series 2003-A, 3.070% due 5/16/11	5,225,482
7,770,279	AAA	GMAC Mortgage Corp. Loan Trust, Series 2003-HE2, Class A2, 3.140% due 6/25/25	7,741,611
4,541,118	AAA	Household Home Equity Loan Trust, Series 2002-4, Class A, 3.149% due 10/20/32	4,547,759
1,744,581	AAA	Indymac Home Equity Loan Asset-Backed Trust, Series 2001-B, Class AV, 2.900% due 4/25/31	1,747,092
5,331,245	AAA	MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class A2, 3.070% due 12/25/32	5,349,753
2,093,916	AAA	MASTR Asset Securitization Trust, Series 2002-NC1, Class A2, 3.090% due 10/25/32	2,096,438

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 21.1% (continued)
$568,426	Aaa*	Missouri Higher Education Loan Authority, Series 1997, Class P, 3.290% due 7/25/08	$568,426
		MMCA Automobile Trust:
3,102,229	AA	Series 2002-1, Class A4, 2.870% due 1/15/10	3,107,206
3,212,510	AAA	Series 2002-A, Class A3, 2.940% due 9/15/06 (c)	3,213,198
		The Money Store Business Loan-Backed Certificates, Class A:
635,725	AAA	Series 1997-1, 3.400% due 4/15/28	597,248
396,267	Aaa*	Series 1997-2, 3.300% due 2/15/29	376,064
		The Money Store SBA Loan-Backed Adjustable Rate Certificates, Class A:
161,206	Aaa*	Series 1996-2, 3.360% due 4/15/24	153,200
331,863	Aaa*	Series 1997-1, 3.250% due 1/15/25	312,929
		Morgan Stanley ABS Capital I Trust:
1,874,612	AAA	Series 2002-HE3, Class A2, 3.190% due 12/27/32	1,884,236
6,288,375	AAA	Series 2003-HE1, Class A4, 3.150% due 5/25/33	6,313,184
		New Century Home Equity Loan Trust:
2,112,617	AAA	Series 2003-2, Class A2, 3.080% due 1/25/33	2,116,371
12,549,000	AA	Series 2004-2, Class M2, 3.270% due 8/25/34	12,572,794
		NovaStar Mortgage Funding Trust:
262,511	AAA	Series 2000-2, Class A1, 2.930% due 1/25/31	262,749
10,000,000	AA	Series 2003-1, Class M1, 3.600% due 5/25/33 (b)	10,095,860
10,000,000	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class M1, 3.550% due 2/25/33	10,096,894
		Renaissance Home Equity Loan Trust, Class A:
5,283,953	AAA	Series 2003-1, 3.080% due 6/25/33	5,294,321
4,257,143	AAA	Series 2003-2, 3.090% due 8/25/33	4,272,550
10,046,016	AAA	Series 2003-3, 3.150% due 12/25/33	10,097,436
5,000,000	AA	Saxon Asset Securities Trust, Series 2003-1, Class M1, 3.350% due 6/25/33	5,036,043
2,196,994	Aaa*	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 2.990% due 1/25/34	2,204,839
		Structured Asset Investment Loan Trust:
2,205,984	AAA	Series 2003-BC1, Class A2, 2.990% due 1/25/33	2,211,686
877,370	AAA	Series 2003-BC2, Class A3, 3.000% due 4/25/33	878,606
6,254,000	AAA	Series 2003-BC10, Class 3A5, 3.130% due 10/25/33	6,270,249

		TOTAL ASSET-BACKED SECURITIES (Cost - $227,056,253)	227,924,758

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.0%
2,556,964	AAA	Bank of America Mortgage Securities, Inc., Series 2003-B, Class 1A1, 3.002% due 3/25/33	2,543,300
4,488,310	AAA	Bear Stearns ARM Trust, Series 2002-5, Class 1A, 4.366% due 6/25/32	4,509,378
6,425,187	AAA	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3, 3.250% due 10/25/33	6,430,374
5,968,000	AAA	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 2.920% due 3/25/35	5,968,000

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.0% (continued)
$5,591,405	AAA	Commercial Mortgage Pass-Through Certificates, Series 2002-FL7, Class A2, 2.940% due 11/15/14 (c)	$5,598,394
		Countrywide Home Loans Mortgage Pass-Through Trust:
6,142,760	AAA	Series 2002-26, Class A4, 3.150% due 12/25/17	6,158,872
879,461	Aaa*	Series 2003-1, Class 1A16, 3.150% due 3/25/33	880,839
8,784,522	AAA	Series 2003-20, Class 3A6, 3.100% due 7/25/18	8,802,384
4,368,359	AAA	Series 2003-37, Class 2A1, 4.303% due 9/25/33	4,290,825
10,150,130	AAA	Series 2003-HYB3, Class 7A1, 3.815% due 11/19/33	9,801,734
		Credit Based Asset Servicing and Securitization:
5,199,271	AAA	Series 2001-CB3, Class A1A, 2.990% due 10/25/30	5,206,270
598,943	AAA	Series 2002-CB6, Class 2A1, 3.150% due 1/25/33	599,600
3,609,094	AAA	Deutsche Mortgage Securities, Inc., Series 2004-4, Class 7AR2, 3.100% due 6/25/34	3,613,817
2,941,248	AAA	First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 4.056% due 6/25/30	2,954,155
6,554,099	AAA	GMAC Commercial Mortgage Asset Corp., Series 2003-SNFA, Class A, 3.630% due 1/17/18 (c)	6,570,918
2,108,110	AAA	GS Mortgage Securities Corp., Series 2000-1A, Class A, 2.948% due 3/20/23 (c)	2,111,338
		Impac CMB Trust:
1,949,315	AA	Series 2003-3, Class M1, 3.500% due 3/25/33	1,960,737
1,983,221	AA+	Series 2003-8, Class 1A2, 3.150% due 10/25/33	1,985,970
6,678,102	AAA	Impac Secured Assets Corp., Series 2004-3, Class 1A4, 3.050% due 11/25/34	6,684,559
6,061,399	AAA	MASTR Alternative Loans Trust, Series 2003-7, Class 7A1, 3.050% due 11/25/33	6,066,675
2,435,115	Aa2*	Merit Securities Corp., Series 11PA, Class B1, 3.870% due 9/28/32 (c)	2,433,628
		Merrill Lynch Mortgage Investors, Inc.:
9,217,733	AAA	Series 2003-A5, Class 2A3, 3.246% due 8/25/33	9,189,001
5,500,000	AAA	Series 2005-A2, Class A4, 4.509% due 2/25/35	5,520,625
		MLCC Mortgage Investors, Inc.:
375,273	AAA	Series 1997-B, Class A, 2.870% due 3/16/26	376,079
166,961	AAA	Series 1999-A, Class A, 2.970% due 3/15/25	167,747
13,793,552	AAA	Series 2003-A, Class 2A2, 3.553% due 3/25/28	13,887,889
9,290,219	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 1A2, 2.575% due 7/25/34 (b)	9,258,950
		Residential Asset Securitization Trust:
4,548,697	AAA	Series 2003-A3, Class A, 3.100% due 4/25/33	4,555,156
4,896,134	AAA	Series 2003-A5, Class A5, 3.030% due 6/25/33	4,892,449
		Series 2003-A11:
7,568,802	AAA	Class A2, 3.100% due 11/25/33	7,571,952
499,611	AAA	Class A4, 3.850% due 11/25/33	500,181
3,369,244	AAA	Series 2004-A2, Class 1A3, 3.050%, due 5/25/34	3,381,357
7,286,124	AAA	Series 2004-A4, Class A2, 3.000%, due 8/25/34	7,284,236

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 31.0% (continued)
$6,755,560	AAA	Residential Funding Mortgage Securities Trust, Series 2003-S10, Class A2, 3.050% due 6/25/33	$6,760,815
		Sequoia Mortgage Trust:
11,519,250	AAA	Series 9, Class 2A, 4.213% due 9/20/32	11,856,817
3,218,702	AAA	Series 2003-2, Class A1, 2.928% due 6/20/33	3,221,830
		Structured ARM Loan Trust:
		Series 2004-1:
5,276,292	AAA	Class 1A, 4.778% due 2/25/34	5,374,364
4,661,285	AAA	Class 2A, 2.960% due 2/25/34	4,658,699
5,729,204	AAA	Series 2004-2, Class 1A1, 4.917% due 3/25/34	5,931,545
12,078,167	Aaa*	Series 2004-17, Class A1, 2.957% due 11/25/34	12,183,867
5,665,000	AAA	Series 2005-3XS, Class A2, 2.900% due 1/25/35	5,663,230
		Structured Asset Mortgage Investments Trust:
		Series 2002-AR1:
4,556,234	AAA	Class 1A, 4.530% due 3/25/32	4,582,812
7,361,117	AAA	Class 2A, 3.802% due 3/25/32	7,418,485
6,079,539	AAA	Series 2003-AR2, Class A1, 2.968% due 12/19/33	6,094,292
4,610,381	AAA	Series 2003-CL1, Class 1F2, 3.250% due 7/25/32	4,623,193
		Structured Asset Securities Corp.:
5,508,919	NR	Series 1998-3, Class M1, 3.650% due 3/25/28	5,515,415
5,406,860	AA	Series 1998-8, Class M1, 3.590% due 8/25/28	5,413,011
5,156,329	AAA	Series 2002-11A, Class 1A1, 3.617% due 6/25/32	5,201,977
14,002,776	AAA	Series 2002-16A, Class 1A1, 4.707% due 8/25/32	14,259,022
4,615,732	AAA	Series 2002-18A, Class 1A1, 4.909% due 9/25/32	4,743,358
2,689,389	AAA	Series 2003-8, Class 2A9, 3.150% due 4/25/33	2,691,210
1,927,424	AAA	Series 2003-NP3, Class A1, 3.150% due 11/25/33 (c)	1,929,963
		Thornburg Mortgage Securities Trust:
4,972,678	AAA	Series 2004-1, Class I2A, 3.100% due 3/25/44	4,983,247
5,555,578	AAA	Series 2004-3, Class A, 3.020% due 9/25/34	5,568,326
		Washington Mutual Mortgage Securities Corp., Mortgage Pass-Through Certificates:
365,552	AAA	Series 2001-9, Class 1A1, 4.508% due 4/25/28	368,865
8,080,277	AAA	Series 2002-AR1, Class 1A1, 4.397% due 11/25/30	8,126,098
265,469	AAA	Series 2003-AR10, Class A2, 2.600% due 10/25/33	265,587
4,042,824	AAA	Series 2003-S4, Class 2A9, 3.800% due 6/25/33	4,029,852
7,439,338	AAA	Series 2004-AR2, Class A, 3.287% due 4/25/44	7,508,588
		Wells Fargo Mortgage-Backed Securities Trust:
4,881,994	Aaa*	Series 2003-5, Class A4, 3.050% due 5/25/33	4,896,551
13,000,000	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34	12,982,740
6,684,495	AAA	Series 2004-Y, Class 1A1, 4.579% due 11/25/34	6,654,523

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $336,126,833)	335,265,671

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%
$ 1,909,508	AAA	FHLMC, Series 2579, Class WF, 3.040% due 11/15/26	$1,913,245
1,490,430	AAA	FHLMC Strip, Series 19, Class F, 2.771% due 6/1/28 (b)	1,483,882
		FNMA Grantor Trust:
1,177,500	AAA	Series 2000-T6, Class A3, 4.489% due 1/25/28	1,196,690
8,146,870	AAA	Series 2002-T18, Class A5, 4.228% due 5/25/42	8,305,751
9,836,905	AAA	Series 2002-T19, Class A4, 4.240% due 3/25/42	10,049,182
10,922,587	AAA	Series 2004-T3, Class 2A, 4.085% due 8/25/43	11,112,459
		FNMA REMIC Trust:
9,602,423	AAA	Series 2003-117, Class KF, 3.050% due 8/25/33	9,646,844
10,132,014	AAA	Series 2004-31, Class FG, 3.050% due 8/25/33	10,168,314
		FNMA Trust:
8,172,215	AAA	Series 2003-W6, Class 6A, 4.185% due 8/25/42	8,334,124
5,300,000	AAA	Series 2005-17, Class FA, 2.800% due 3/25/35	5,301,656
1,539,438	AAA	FNMA Whole Loan Trust, Series 2003-W8, Class 3F1, 3.050% due 5/25/42	1,541,402

		TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $69,707,771)	69,053,549

U.S. GOVERNMENT AGENCY PASS-THROUGHS - 33.0%
Federal Home Loan Mortgage Corporation (FHLMC) - 7.3%
		FHLMC Six Month LIBOR:
1,061,420	AAA	4.214% due 10/1/26 (b)	1,096,262
226,369	AAA	4.180% due 7/1/27 (b)	232,707
4,553,068	AAA	FHLMC One Year LIBOR, 4.917% due 5/1/33 (b)	4,622,387
		FHLMC One Year CMT ARM:
680,624	AAA	4.052% due 12/1/23 (b)	699,558
329,093	AAA	3.928% due 2/1/24 (b)	335,536
1,971,213	AAA	3.903% due 4/1/26 (b)	2,022,164
3,583,738	AAA	3.732% due 11/1/26 (b)	3,689,537
4,429,643	AAA	3.944% due 6/1/29 (b)	4,551,538
1,439,234	AAA	5.070% due 3/1/31 (b)	1,481,629
341,040	AAA	6.903% due 5/1/31	333,393
13,315,852	AAA	4.853% due 3/1/33 (b)	13,628,129
11,775,113	AAA	3.574% due 12/1/33 (b)	11,787,092
450,486	AAA	FHLMC Three Year CMT ARM, 5.743% due 12/1/30	450,115
		FHLMC Five Year CMT ARM:
626,713	AAA	6.424% due 8/1/25	638,273
232,231	AAA	6.483% due 12/1/30	228,687
		FHLMC 3/1 Hybrid ARM:
3,143,558	AAA	3.715% due 7/1/29	3,245,174
200,617	AAA	4.338% due 8/1/29	205,062
3,772,432	AAA	4.231% due 8/1/32	3,901,959
4,128,755	AAA	4.665% due 8/1/32	4,216,210
4,793,195	AAA	3.371% due 10/1/33 (b)	4,809,221
		FHLMC 5/1 Hybrid ARM:
1,434,912	AAA	4.250% due 12/1/26	1,475,290
840,687	AAA	3.670% due 7/1/29	869,097

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Federal Home Loan Mortgage Corporation (FHLMC) - 7.3% (continued)
$3,982,179	AAA	3.683% due 7/1/29	$4,110,826
999,168	AAA	5.638% due 11/1/31	1,030,038
1,359,312	AAA	5.844% due 3/1/32	1,399,523
5,648,510	AAA	3.960% due 7/1/33	5,639,167
1,734,651	AAA	5.523% due 8/1/34	1,683,116

		Total Federal Home Loan Mortgage Corporation
		(Cost - $78,566,191)	78,381,690

Federal National Mortgage Association (FNMA) - 21.5%
3,126,695	AAA	FNMA 11th District COFI, 5.603% due 2/1/31	3,183,036
		FNMA Six Month CD ARM:
1,131,383	AAA	3.099% due 12/1/20	1,136,316
114,016	AAA	3.452% due 6/1/24	116,220
933,563	AAA	4.192% due 7/1/24	962,415
703,132	AAA	3.794% due 9/1/24	720,866
2,568,920	AAA	3.962% due 9/1/24	2,630,583
		FNMA Six Month LIBOR:
999,915	AAA	6.307% due 11/1/31	1,018,476
3,148,907	AAA	5.119% due 10/1/32	3,223,551
12,036,565	AAA	4.677% due 1/1/33	12,135,918
5,263,624	AAA	4.863% due 1/1/33	5,429,527
9,618,136	AAA	4.637% due 2/1/33	9,732,658
9,587,671	AAA	4.900% due 2/1/33	9,754,004
10,432,399	AAA	4.471% due 4/1/33	10,547,552
2,550,977	AAA	4.682% due 4/1/33	2,587,344
8,431,153	AAA	4.555% due 5/1/33	8,493,649
5,966,942	AAA	4.444% due 6/1/33	6,058,933
		FNMA One Year LIBOR:
2,329,990	AAA	4.936% due 8/1/32	2,395,524
2,480,780	AAA	4.986% due 11/1/32	2,539,356
3,638,801	AAA	4.748% due 3/1/33	3,739,881
4,084,451	AAA	3.905% due 4/1/33	4,206,473
4,583,302	AAA	3.132% due 8/1/33	4,648,911
12,522,014	AAA	4.790% due 10/1/34	12,695,862
		FNMA One Year CMT ARM:
835,119	AAA	3.964% due 11/1/18	862,179
592,156	AAA	4.038% due 4/1/20	604,063
338,526	AAA	4.328% due 7/1/21	346,249
205,630	AAA	4.101% due 8/1/22	210,133
75,398	AAA	1.784% due 3/1/23	72,508
308,738	AAA	4.369% due 7/1/23	317,820

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Federal National Mortgage Association (FNMA) - 21.5% (continued)
$530,175	AAA	3.068% due 8/1/23	$534,685
829,440	AAA	4.227% due 2/1/24	854,213
158,463	AAA	4.320% due 6/1/25	158,517
234,663	AAA	4.068% due 12/1/25	241,353
501,667	AAA	4.462% due 1/1/27	515,734
3,113,144	AAA	3.799% due 7/1/27	3,216,824
541,546	AAA	3.848% due 8/1/27	542,483
3,127,409	AAA	4.503% due 1/1/28	3,220,912
64,987	AAA	4.411% due 2/1/28	66,706
446,285	AAA	4.008% due 3/1/28	459,973
1,878,667	AAA	4.614% due 2/1/29	1,917,162
1,486,577	AAA	6.020% due 2/1/29	1,498,783
1,300,897	AAA	6.877% due 8/1/29	1,327,718
307,603	AAA	6.047% due 9/1/29	313,145
2,809,217	AAA	4.238% due 11/1/29	2,896,156
568,001	AAA	6.690% due 1/1/30	568,607
971,440	AAA	6.440% due 5/1/30	982,536
1,901,615	AAA	6.124% due 9/1/30	1,936,178
3,965,295	AAA	4.211% due 12/1/30	4,090,976
560,613	AAA	4.074% due 1/1/31	580,802
951,792	AAA	6.561% due 2/1/31	973,769
1,450,237	AAA	4.154% due 3/1/31	1,491,587
229,838	AAA	6.499% due 4/1/31	234,054
650,154	AAA	7.045% due 4/1/31	635,412
2,298,955	AAA	3.983% due 7/1/31	2,382,426
3,134,660	AAA	6.158% due 9/1/31	3,127,769
576,829	AAA	6.297% due 9/1/31	581,474
1,822,564	AAA	6.298% due 10/1/31	1,858,496
686,742	AAA	5.468% due 3/1/32	702,231
2,084,448	AAA	5.446% due 5/1/32	2,131,742
1,610,848	AAA	5.285% due 6/1/32	1,640,094
4,651,806	AAA	5.697% due 6/1/32	4,783,064
2,366,442	AAA	5.827% due 6/1/32	2,404,354
1,842,641	AAA	5.625% due 7/1/32	1,873,556
4,738,044	AAA	6.034% due 7/1/32	4,875,910
3,646,073	AAA	4.767% due 9/1/32	3,701,322
3,031,266	AAA	5.547% due 9/1/32	3,093,382
2,816,121	AAA	4.750% due 11/1/32	2,858,026
1,276,344	AAA	4.970% due 11/1/32	1,321,816
10,498,819	AAA	4.783% due 12/1/32	10,663,052

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Federal National Mortgage Association (FNMA) - 21.5% (continued)
$7,441,253	AAA	3.855% due 1/1/33	$7,593,548
3,634,813	AAA	4.588% due 1/1/33	3,693,894
6,983,783	AAA	4.641% due 4/1/33	7,050,073
4,902,423	AAA	4.064% due 5/1/33	4,901,964
5,220,893	AAA	4.210% due 7/1/33	5,151,466
2,662,632	AAA	4.372% due 7/1/33	2,653,581
6,025,081	AAA	3.963% due 9/1/37	6,223,833
892,802	AAA	6.667% due 12/1/40	920,393
	AAA	FNMA Three Year CMT ARM:
589,378	AAA	6.168% due 9/1/21	600,633
4,354,248	AAA	6.068% due 6/1/30	4,411,648
2,124,587	AAA	FNMA Five Year CMT ARM, 6.580% due 5/1/30	2,118,101

		Total Federal National Mortgage Association
		(Cost - $234,932,833)	232,946,140

Government National Mortgage Association (GNMA) - 4.2%
		GNMA II One Year CMT ARM:
456,824	AAA	3.375% due 2/20/16	464,711
562,438	AAA	3.375% due 6/20/17	569,312
1,391,675	AAA	3.750% due 9/20/20	1,412,997
801,402	AAA	3.375% due 3/20/21	816,870
2,863,908	AAA	3.375% due 6/20/22	2,915,412
689,278	AAA	3.750% due 8/20/22	697,494
1,842,788	AAA	4.125% due 10/20/22	1,875,497
864,167	AAA	4.125% due 11/20/22	879,576
370,729	AAA	4.125% due 12/20/22	375,725
660,253	AAA	3.375% due 5/20/23	669,495
528,238	AAA	3.375% due 1/20/24	537,079
1,150,491	AAA	3.375% due 3/20/24	1,169,389
643,590	AAA	3.375% due 5/20/26	656,438
1,325,405	AAA	3.750% due 9/20/27	1,340,566
1,330,000	AAA	4.125% due 10/20/27	1,356,313
4,821,359	AAA	3.375% due 4/20/32	4,902,656
1,874,614	AAA	3.375% due 5/20/32	1,906,466
8,336,638	AAA	3.500% due 7/20/32	8,492,626
6,287,379	AAA	3.500% due 8/20/32	6,373,980
1,397,834	AAA	3.500% due 9/20/32	1,416,593
6,521,337	AAA	3.500% due 7/20/34	6,379,484

		Total Government National Mortgage Association
		(Cost - $45,193,605)	45,208,679

		TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGHS
		(Cost - $358,692,629)	356,536,509

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
PAC IOs - 0.1%
$11,501,077	Aaa*	First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1,
		Class IO, Yield to maturity 12.499% due 4/18/29	$412,740
4,976,921	Aaa*	JPMorgan Commercial Mortgage Finance Corp., Series 1997-C5,
		Class X, Yield to maturity 9.134% due 9/15/29	196,732
22,434,229	AAA	LB Commercial Conduit Mortgage Trust, Series 1998-C4,
		Class X, Yield to maturity 4.282% due 10/15/35	509,311

		TOTAL PAC IOs
		(Cost - $1,314,722)	1,118,783

		TOTAL ADJUSTABLE-RATE SECURITIES
		(Cost - $992,898,208)	989,899,270

FIXED-RATE SECURITIES - 6.2%
ASSET-BACKED SECURITIES - 1.5%
5,000,000	AAA	Capital One Master Trust, Series 2000-2, Class A, 7.200% due 8/15/08	5,064,281
6,600,000	AAA	Credit Acceptance Auto Dealer Loan Trust, Series 2004-1, Class A, 2.530% due 8/17/09 (c)	6,594,688
4,340,424	AAA	EQCC Home Equity Loan Trust, Series 1999-3, Class A4F, 7.371% due 6/25/28	4,401,755
153,866	AA	PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (c)	155,658
82,273	Aaa*	Vanderbilt Mortgage Finance, Series 1998-A, Class 1A4, 6.505% due 6/7/14	82,316

		TOTAL ASSET-BACKED SECURITIES
		(Cost - $16,755,145)	16,298,698

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
3,565,613	AAA	Structured Asset Securities Corp., Series 2002-18A, Class 4A, 3.952% due 9/25/32	3,671,590
6,017,520	Aaa*	Wells Fargo Mortgage-Backed Securities Trust, Series 2003-4, Class A17, 4.500% due 6/25/33	5,983,723

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $9,740,901)	9,655,313

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
		FHLMC:
1,461,980	AAA	Series 2525, Class AM, 4.500% due 4/15/32	1,365,289
3,599,394	AAA	Series 2537, Class LA, 4.250% due 5/15/30	3,599,305
4,000,000	AAA	Series 2852, Class TE, 5.000% due 1/15/13	4,071,636
6,000,000	AAA	Series 2866, Class WA, 5.000% due 8/15/16	6,123,160
1,725,719	AAA	FNMA Grantor Trust, Series 2002-T6, Class A1, 3.310% due 2/25/32	1,707,309
		FNMA REMIC Trust:
2,541,045	AAA	Series 1993-251, Class PH, 6.500% due 7/25/23	2,573,513

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3% (continued)
$5,919,109	AAA	Series 2003-111, Class HR, 3.750% due 5/25/30	$5,805,826

		TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED
		MORTGAGE OBLIGATIONS
		(Cost - $25,505,419)	25,246,038

U.S. GOVERNMENT AGENCY NOTES & BONDS - 0.3%
3,200,000	AAA	FNMA, Global Notes, 6.000% due 5/15/08
		(Cost - $3,414,242)	3,389,869

U.S. GOVERNMENT AGENCY PASS-THROUGHS - 1.2%
Federal Home Loan Mortgage Corporation (FHLMC) - 0.7%
		FHLMC Gold Fifteen Year:
24,545	AAA	6.000% due 5/1/08	25,392
26,927	AAA	6.000% due 6/1/08	27,856
53,180	AAA	6.000% due 11/1/08	55,015
423,536	AAA	6.000% due 3/1/09	439,205
479,602	AAA	5.500% due 4/1/09	493,105
45,610	AAA	6.000% due 4/1/09	47,271
41,940	AAA	6.000% due 7/1/09	43,602
140,201	AAA	6.000% due 3/1/11	146,224
218,919	AAA	6.000% due 5/1/11	228,324
268,899	AAA	6.000% due 6/1/11	280,450
834,299	AAA	5.500% due 5/1/12	857,787
1,136,154	AAA	6.500% due 9/1/14 (b)	1,195,083
1,181,171	AAA	6.000% due 10/1/15 (b)	1,231,606
1,238,090	AAA	6.000% due 4/1/17	1,287,435
397,277	AAA	6.000% due 5/1/17	413,101
768,762	AAA	6.000% due 6/1/17	799,384
46,079	AAA	FHLMC Gold Thirty Year, 6.500% due 4/1/29	48,049

		Total Federal Home Loan Mortgage Corporation
		(Cost - $7,394,524)	7,618,889

Federal National Mortgage Association (FNMA) - 0.4%
		FNMA Fifteen Year:
318,590	AAA	6.500% due 7/1/08	331,815
387,010	AAA	5.500% due 2/1/09	397,458
508,431	AAA	6.000% due 11/1/09	525,979
622,484	AAA	5.500% due 3/1/11	640,248
2,489,752	AAA	6.000% due 5/1/12	2,575,684

		Total Federal National Mortgage Association
		(Cost - $4,344,959)	4,471,184

Government National Mortgage Association (GNMA) - 0.1%
		GNMA Fifteen Year:
553,369	AAA	6.500% due 8/15/08	576,894

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Government National Mortgage Association (GNMA) - 0.1% (continued)
$181,808	AAA	6.000% due 12/15/08	$188,157

		Total Government National Mortgage Association
		(Cost - $736,677)	765,051

		TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGHS
		(Cost - $12,476,160)	12,855,124

		TOTAL FIXED-RATE SECURITIES
		(Cost - $67,891,867)	67,445,042

COMMERCIAL PAPER - 2.1%
22,296,000	P-1*	Clipper Receivables Corp., 2.600% due 3/1/05
		(Cost - $22,296,000)	22,296,000

		TOTAL INVESTMENTS - 99.9% (Cost - $1,083,086,075**)	1,079,640,312
		Other Assets in Excess of Liabilities - 0.1%	1,366,197

		TOTAL NET ASSETS - 100.0%	$1,081,006,509

(a)	All ratings are by Standard & Poor’s Rating Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service, Inc.
(b)	All or a portion of this security has been segregated for open futures contracts commitments.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	—	Adjustable Rate Mortgage
CD	—	Certificate of Deposit
CMO	—	Collateralized Mortgage Obligation
CMT	—	Constant Maturity Treasury Index
LIBOR	—	London Interbank Offered Rate
PAC IO	—	Planned Amortization Class - Interest Only
REMIC	—	Real Estate Mortgage Investment Conduit
SBA	—	Small Business Administration

See pages 12 and 13 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Short-Term Bond Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2 — Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The SB Adjustable Rate Income Fund (“Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market. Corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund’s Board of Trustees. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instruments, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated perpayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,774,178
Gross unrealized depreciation	(6,219,941)

Net unrealized depreciation	$(3,445,763)

At February 28, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell: U.S. Treasury 2-Year Notes	525	3/05	$110,117,653	$109,306,641	$811,012

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SB Adjustable Rate Income Fund

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 27, 2005

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 27, 2005